Capital Management	12 Months Ended
Oct. 31, 2021
Share Capital.
Capital Management
26.	Capital Management

The Company’s objectives when managing capital resources are to:

1.	Explore profitable growth opportunities;
2.	Deploy capital to provide an appropriate return on investment for shareholders;
3.	Maintain financial flexibility to preserve the ability to meet financial obligations; and
4.	Maintain a capital structure that provides financial flexibility to executed on strategic opportunities.

The Company’s strategy is formulated to maintain a flexible capital structure consistent with the objectives stated above as well to respond to changes in economic conditions and to the risks inherent in its underlying assets. The Board of Directors does not establish quantitative return on capital criteria for management, but rather promotes year-over-year sustainable profitable growth. The Company is not subject to any externally imposed capital requirements. The Company’s capital structure consists of equity and working capital. To maintain or alter the capital structure, the Company may adjust capital spending, take on new debt and issue share capital. The Company anticipates that it will have adequate liquidity to fund future working capital, commitments, and forecasted capital expenditures through a combination of cash flow, cash-on-hand and financings as required.